Sale of Common Stock and Warrants (Details 1) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 03, 2015	Feb. 25, 2015	Jun. 25, 2014	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares)	2,716,535	4,416,000	913,500	7,132,535
Public offering price (in dollars per share)	$ 1.27	$ 1.25	$ 2.00
Gross proceeds before deducting underwriting discount and other estimated offering expenses	$ 3,450	$ 5,520	$ 1,827
Underwriting Discount and Financing Expenses			$ 478	$ 1,035
Number of common stock authorized under 2014 ATM plan (in shares)				50,000,000	50,000,000
Aegis Capital Corporation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares)			27,405	186,066
Public offering price (in dollars per share)			$ 2.50	$ 1.25
Warrants expiration date			Jun. 24, 2020	Feb. 25, 2020
Incentive Award Plan 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum exercise period for vested nonqualified stock option				12 months
Number of shares available for grant under 2014 ATM plan (in shares)				21,295
At Market Distribution Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares)					1,810
Number of common stock authorized under 2014 ATM plan (in shares)					709,046
Minimum option exercise price specified as percentage of fair market value of common stock (in hundredths)					100.00%
Maximum exercise period for vested nonqualified stock option					12 months
Number of shares available for grant under 2014 ATM plan (in shares)					707,236
Directors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant under 2014 ATM plan (in shares)				1,667
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share)		$ 1.18		$ 1.20	$ 30